Segmented Information	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segmented Information [Text Block]

28. Segmented Information

The Company's CODM is its President and CEO.  The Company operates in one segment, with two revenue streams being the mining and sale of digital currencies and high-performance computing hosting.  The Company uses net income as measures of profit or loss on a consolidated basis in making decisions regarding resource allocation and performance assessment.  Additionally, the Company's CODM regularly reviews the Company's expenses on a consolidated basis.  The financial metrics used by the CODM help make key operating decisions, such as determination of digital asset purchases and significant acquisitions and allocation of budget between cost of revenue and general and administrative expenses.

External revenues are attributed by geographical location, based on the country from which services are provided.

March 31, 2025	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$-	$-	$105,236	$105,236
High performance computing hosting	-	-	-	-	-	10,043	10,043
	$-	$-	$-	$-	$-	$115,279	$115,279

March 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Revenue from digital currency mining	$-	$-	$-	$-	$-	$111,044	$111,044
High performance computing hosting	-	-	-	-	-	3,421	3,421
	$-	$-	$-	$-	$-	$114,465	$114,465

The Company's plant and equipment are located in the following jurisdictions:

March 31, 2025	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Plant and equipment	$101,311	$25,953	$75,581	$-	$-	$3	$202,848
ROU asset	1,837	3,661	-	-	-	48	5,546
	$103,148	$29,614	$75,581	$8	$-	$51	$208,394

March 31, 2024	Canada	Sweden	Paraguay	Iceland	Switzerland	Bermuda	Total

Plant and equipment	$74,425	$19,529	-	$1,367	$-	$35	$95,356
ROU asset	3,552	3,946	-	-	-	90	7,588
	$77,977	$23,475	-	$1,367	$-	$125	$102,944